Intangible Assets, Net (Estimated Useful Life of Intangible Assets Arising from Business Combination) (Details)	12 Months Ended
Dec. 31, 2012
Revenue sharing agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	7 years 7 months 6 days
Customer relationship [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	6 years 6 months
Non-compete agreement [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	6 years 7 months 6 days
User base [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	1 year 6 months
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	4 years 3 months 18 days
Game [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	7 months 6 days